Supplementary Financial Statement Information (Details) - Schedule of Financial Income and Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$ 1,081	$ 3,539	$ 3,738
Interest expenses on loans and borrowings	9,837	6,249	6,863
Financial costs related to Debentures	3,775	6,948	6,546
Interest expenses attributed to IFRS 16	4,822	4,873	5,367
Derivatives loss	1,193
Bank charges, negative foreign exchange differences and other financial expenses	6,508	8,385	6,930
Financial expenses	27,216	29,994	29,444
Financial income:
Income from marketable securities and embedded derivative		3,338	204
PPP loan forgiveness	1,465
Interest income from deposits, positive foreign exchange differences and other financial income	5,821	2,651	2,355
Financial income	7,286	5,989	2,559
Financial expenses, net	$ 19,930	$ 24,005	$ 26,885